UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

AMIDEX Funds, Inc.

(Exact name of registrant as specified in charter)

970 Rittenhouse Road	Eagleville, PA 19402
(Address of principal executive offices)	(Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, 2nd Floor
Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  215.830.8990

Date of fiscal year end:   05/31/2010

Date of reporting period: 02/28/2010

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares	Value
ISRAEL - 52.19%

COMMON STOCK - 52.19%

Banking & Insurance - 18.33%
Bank Hapoalim BM *	237,228	$984,945
Bank Leumi Le-Israel BM	245,616	1,038,620
Clal Insurance Enterprise Holdings Ltd. *	8,756	212,007
Harel Insurance Investments & Financial Services Ltd. *	4,200	215,390
Israel Discount Bank Ltd. *	192,810	420,927
Migdal Insurance & Financial Holdings Ltd. *	207,216	413,993
Mizrahi Tefahot Bank Ltd. *	43,915	384,881
		3,670,763

Chemicals - 12.31%
Israel Chemicals Ltd.	166,335	2,024,278
Makhteshim-Agan Industries Ltd.	86,487	440,789
		2,465,067

Diversified Holdings - 11.13%
Africa Israel Investments Ltd.	11,651	125,174
Delek Group Ltd.	2,164	475,862
Delek Real Estate Ltd. *	1	1
Discount Investment Corp.	16,360	413,437
Israel Corp. Ltd. *	1,388	1,053,396
Koor Industries Ltd.	6,000	161,789
		2,229,659

Food - 3.06%
Osem Investments Ltd.	22,084	311,011
Strauss Group Ltd.	20,600	302,268
		613,279

Lodging - 0.01%
DAN Hotels Corp. Ltd.	559	2,621

Oil & Gas - 1.81%
Oil Refineries Ltd.	353,000	186,448
Paz Oil Co. Ltd. *	1,200	176,237
		362,685

Telecommunications - 5.54%
Bezeq Israeli Telecommunication Corp. Ltd.	427,390	1,109,472

TOTAL COMMON STOCK (Cost $6,000,934)		10,453,546

TOTAL ISRAEL (Cost $6,000,934)		$10,453,546

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares	Value
UNITED STATES - 47.67%

COMMON STOCK - 40.58%

Computer Hardware/Software - 7.65%
Check Point Software Technologies Ltd. *	33,695	$1,098,457
Electronics for Imaging, Inc. *	8,428	99,956
VeriFone Holdings, Inc. *	10,000	193,000
Verint Systems, Inc. *	6,000	141,000
		1,532,413

Defense Equipment - 2.08%
Elbit Systems Ltd.	6,698	415,410

Electronics - 0.33%
Orbotech Ltd. *	7,382	66,438

Medical Products - 0.77%
Given Imaging Ltd. *	6,010	104,755
Syneron Medical Ltd. *	5,100	48,705
		153,460

Pharmaceuticals - 13.73%
Teva Pharmaceutical Industries Ltd. - ADR	45,816	2,749,418

Semiconductors - 0.58%
Zoran Corp. *	10,300	116,802

Telecommunications - 14.14%
Alvarion Ltd. *	6,000	22,020
Amdocs Ltd. *	30,803	895,751
Cellcom Israel Ltd.	16,500	562,320
Comverse Technology, Inc. *	30,367	261,156
Nice Systems Ltd. - ADR *	10,000	307,600
Partner Communications Co. Ltd. - ADR	33,100	783,477
		2,832,324

Utilities - 1.30%
Ormat Technologies, Inc.	9,000	260,370

TOTAL COMMON STOCK (Cost $8,831,317)		$8,126,635

AMIDEXTM Funds, Inc.
AMIDEX35TM ISRAEL MUTUAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares	Value
UNITED STATES - 47.67% (continued)

SHORT-TERM INVESTMENTS - 7.09%
Fidelity Institutional Money Market Fund, 0.18% ** (Cost $1,420,769)	1,420,769	$1,420,769

TOTAL UNITED STATES (Cost $10,252,086)		9,547,404

TOTAL INVESTMENTS (Cost $16,253,020) - 99.86%		$20,000,950
LIABILITIES IN EXCESS OF OTHER ASSETS , NET - 0.14%		27,586
NET ASSETS - 100%		$20,028,536

* Non-income producing security.
** Rate shown represents the rate at February 28, 2010 is subject to change and resets daily.
ADR - American Depository Receipt.
BM - Beeravon Mugbal (Limited)

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.
AMIDEXTM CANCER INNOVATIONS & HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
February 28, 2010 (Unaudited)

	Shares	Value
COMMON STOCK - 62.32%

Biotechnology - 25.09%
Amgen, Inc. *	325	$18,398
Biogen Idec, Inc. *	475	26,130
Celgene Corp. *	600	35,712
Cell Therapeutics, Inc. *	2	1
Enzon Pharmaceuticals, Inc. *	100	929
Facet Biotech Corp. *	100	1,639
Genzyme Corp. *	346	19,791
Gilead Sciences, Inc. *	900	42,849
Human Genome Sciences, Inc. *	600	16,890
Immunomedics, Inc. *	100	379
Myriad Genetics, Inc. *	200	4,600
PDL BioPharma, Inc.	500	3,500
Vertex Pharmaceuticals, Inc. *	200	8,122
		178,940

Healthcare Products - 10.69%
Beckman Coulter, Inc.	200	13,112
Hologic, Inc. *	416	7,176
Johnson & Johnson	500	31,500
Varian Medical Systems, Inc. *	500	24,485
		76,273

Pharmaceuticals - 26.54%
Abbott Laboratories	400	21,712
AstraZeneca Plc. - ADR	600	26,472
Bristol-Myers Squibb Co.	800	19,608
Elan Corp. Plc. - ADR *	100	686
Eli Lilly & Co.	400	13,736
GlaxoSmithKline Plc. - ADR	500	18,570
Merck & Co., Inc.	746	27,512
Myriad Pharmaceuticals, Inc. *	50	241
Novartis AG - ADR	450	24,894
Pfizer, Inc.	1,542	27,062
QLT, Inc. *	300	1,410
Valeant Pharmaceuticals International *	200	7,444
		189,347

TOTAL COMMON STOCK (Cost $445,230)		444,560

SHORT-TERM INVESTMENTS - 37.96%
Fidelity Institutional Money Market Fund, 0.18% ** (Cost $270,815)	270,815	$270,815

TOTAL INVESTMENTS (Cost $716,045) - 100.28%		$715,375
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.28%)		(2,006)
NET ASSETS - 100%		$713,369

* Non-income producing security.
** Rate shown represents the rate at February 28, 2010, is subject to change and resets daily.
ADR - American Depository Receipt

The accompanying notes are an integral part of these schedules of investments.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULES OF INVESTMENTS
February 28, 2010 (Unaudited)

Investment Valuation—A portfolio security listed or traded on an exchange in domestic or international markets is valued at the last reported sale price of the primary exchange on which it trades before the time when the Funds value assets.  Lacking any sales on the principal exchange that day, the security is valued at the mean between the last reported bid and ask prices, if available.  Securities traded on more than one market are valued using the market identified as primary based on trading volume and activity. Equity securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  If there are no sales that day, such securities will be valued at the mean between the bid and ask quotation, if available.  Other over-the-counter securities are valued at the last sale price, if published, or the mean between the last bid and ask quotation, if available.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below.  Debt securities with maturities of sixty days or less at the time of purchase are valued based on amortized cost which approximates fair value and would be categorized as level 2.  Money market funds are valued at their asset value of $1.00 per share and are categorized as level 1.  If market quotations are not readily available, or when the portfolio management team believes that a readily available market quotation or other valuation produced by the Funds' valuation policies is not reliable, the Funds value the assets at fair value using procedures established by the Board of Directors.  The Board members have delegated pricing authority to the fair valuation committee of the adviser, for certain pricing issues, as defined in the valuation procedures.  Events affecting the value of securities that occur between the time prices are established and the New York Stock Exchange closes are not reflected in the calculation of net asset value unless the fair valuation committee decides that the event would materially affect the net asset value.  If the event would materially affect the Funds' net asset values, the security will be fair valued by the fair valuation committee or, at its discretion, by an independent fair valuation vendor.  At February 28, 2010, no securities were valued as determined by the Board of Directors.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February, 28, 2010 in valuing the Funds’ investments carried at fair value:

Security Classification (a)	AMIDEX35TM Israel Mutual Fund	AMIDEXTM Cancer Innovations & Healthcare Fund
Level 1
Common Stock (b)	$18,580,181	$444,560
Short-Term Investments	1,420,769	270,815
Total Level 1	$20,000,950	$715,375

Level 2	$-	$-

Total Investments	$20,000,950	$715,375

 (a) As of and during the six month period ended February 28, 2010, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
 (b) All common stocks held in the Funds are Level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

AMIDEXTM Funds, Inc.

NOTES TO THE SCHEDULES OF INVESTMENTS
February 28, 2010 (Unaudited) (continued)

Tax Matters—For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2010 were as follows:

		Gross	Gross	Net Appreciation /
	Cost	Appreciation	Depreciation	(Depreciation)
Amidex35TM Israel Mutual Fund	$17,024,054	$7,872,568	$(4,895,672)	$2,976,896

AmidexTM Cancer Innovations & Healthcare Fund	$716,045	$100,954	$(101,624)	$(670)

The difference between book basis and tax-basis unrealized appreciation for the Amidex35TM Israel Mutual Fund is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

By:	/s/ Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford A. Goldstein
Name:	Clifford A. Goldstein
Title:	President
Date:	April 27, 2010

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Chief Accounting Officer
Date:	April 27, 2010